UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT  FOR  THE  CALENDAR  YEAR  OR  QUARTER  ENDED:   March  31,  2005
                                                       -----------------

CHECK HERE IF AMENDMENT  [ ];  AMENDMENT NUMBER:

                        THIS AMENDMENT (CHECK ONLY ONE):

                            [ ]  is  a  restatement.
                            [ ]  adds  new  holdings  entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:        Scott J. Vassalluzzo
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ADDRESS:     323 Railroad  Avenue         Greenwich          CT          06830
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             (Street)                     (City)            (State)      (Zip)

FORM 13F FILE NUMBER:     028-10290

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

        NAME:       Scott  J.  Vassalluzo
        TITLE:      Investment  Manager
        PHONE:      203-661-1200

SIGNATURE,  PLACE,  AND  DATE  OF  SIGNING:

        /s/ Scott J. Vassalluzzo
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[Signature]

        Greenwich, CT
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[City,  State]

        May 16, 2005
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[Date]

REPORT  TYPE  (CHECK  ONLY  ONE.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST  OF  OTHER  MANAGERS  REPORTING  FOR  THIS  MANAGER:

           FORM  13F  FILE  NUMBER:     028-04481
           NAME:                        Thomas  W.  Smith


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